Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Comprehensive Income (loss) (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating costs and expenses:
Selling, general and administrative	¥ (2,358)	$ (339)	¥ (2)
Operating income
Share of income of subsidiaries	(67,426)	(9,643)	11,313	31,457
Net income	(69,784)	(9,982)	11,311	31,457
Other comprehensive income (loss)
Foreign currency translation adjustment	(1,929)	(275)	3
Total comprehensive income (loss)	¥ (71,713)	$ (10,257)	¥ 11,314	¥ 31,457